CAPITAL IMPROVEMENTS, NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS (Narrative) (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) rig	Dec. 31, 2023 USD ($) rig	Jun. 30, 2024 vessel	Jun. 30, 2024 tanker	Dec. 31, 2023 vessel
Impaired Long-Lived Assets Held and Used [Line Items]
Interest costs capitalized | $	$ 0.8	$ 5.5
LNG Dual-Fuel Chemical Tankers
Impaired Long-Lived Assets Held and Used [Line Items]
Number of newbuilding contracts				2
LR2 Product Tankers
Impaired Long-Lived Assets Held and Used [Line Items]
Number of newbuilding contracts				2
Construction in Progress
Impaired Long-Lived Assets Held and Used [Line Items]
Number of vessels being upgraded	2	2	4		0